Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Series Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2016